Contingencies and commitment (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Rights of use lease assets	$ 1,005,649	$ 294,188
Lease liabilities, current	101,134	93,077
Lease liabilities, noncurrent	934,610	$ 170,966
Total operating lease liabilities	$ 1,035,744
Weighted average remaining lease term (years)	7 years 5 months 12 days
Weighted average discount rate	4.75%